Bank Loans and Notes Payables - Summary of Interest Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 6,409			$ 5,694	$ 4,586
Capitalized interest	(10)			(32)	(60)
Finance charges for employee benefits	317			282	276
Derivative instruments	4,339			3,519	2,894
Finance operating charges	69			183	79
Finance charges payable under finance leases					2
Total	$ 11,124	$ 566		$ 9,646	$ 7,777

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3